Provision for landfill closure, Expected timing of outflows (Details) - Provision for Landfill Closure [Member] - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Expected timing of outflows [Abstract]
Provision for landfill closure	R$ 109,013	R$ 113,532	R$ 98,215	R$ 101,620
Within One Year [Member]
Expected timing of outflows [Abstract]
Provision for landfill closure	7,288
1 to 5 years [Member]
Expected timing of outflows [Abstract]
Provision for landfill closure	32,811
After 5 Years [Member]
Expected timing of outflows [Abstract]
Provision for landfill closure	R$ 68,914